Earnings Per Share - Reconciliation of Numerators and Denominators of Basic and Diluted (Loss) Earnings Per Computations (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share [Line Items]
Net (loss) income from continuing operations	$ (266,597)	$ 132,416	$ 108,263
Dividend on convertible preferred shares	(2,268)
Deemed dividend related to beneficial conversion feature of convertible preferred shares	(373,364)
Net (loss) income attributable to common stockholders	(642,228)	132,416	108,263
(Loss) Income and shares used in diluted calculations	$ (642,228)	$ 132,416	$ 108,263
Shares used in basic calculations	119,376	91,490	90,167
Effect of dilutive stock based awards		3,523	4,280
(Loss) Income and shares used in diluted calculations	119,376	95,013	94,447
Basic (loss) earnings per share	$ (5.38)	$ 1.45	$ 1.20
Diluted (loss) earnings per share	$ (5.38)	$ 1.39	$ 1.15